Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties - Unaudited condensed consolidated Balance Sheets (Table)

Balances and transactions with related parties consisted of the following:

Unaudited condensed consolidated Balance Sheets	As of June 30 , 2021	As of December 31, 2020
Assets
Capital-Executive – advances for payments on behalf of the Partnership (a)	1,419	—
Due from related parties	1,419	—
Liabilities
CSM – payments on behalf of the Partnership (b)	275	1,040
Management fee payable to CSM (c)	25	25
Capital-Executive – payments on behalf of the Partnership (b)	—	1,765
Management fee payable to Capital-Executive (c)	—	427
Due to related parties	300	3,257

Transactions with related parties - Unaudited condensed consolidated statements of comprehensive income (Table)
Unaudited condensed consolidated statements of comprehensive income	For the six-month periods ended June 30,
	2021	2020
Vessel operating expenses	2,602	2,441
General and administrative expenses (d)	1,033	1,041